SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer Segment	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate of USD1.00	6.9931			6.9931
Term deposits	¥ 247,038,000	¥ 146,928,000
Impairment loss on intangible assets	¥ 582,000	¥ 0	¥ 0
Impairment, intangible asset, finite-lived, statement of income or comprehensive income [extensible enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Remaining performance obligations	¥ 2,565,942,000
Remaining performance obligations, expected to be recognized over the next 12 months	2,289,322,000
Remaining performance obligations, expected to be recognized over the second 12 months	169,403,000
Remaining performance obligations, expected to be recognized thereafter	107,217,000
Government subsidies	30,125,000	¥ 34,906,000	¥ 6,469,000
Cash and cash equivalents	¥ 596,195,000	¥ 1,321,118,000		$ 85,255
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Available-for-sale debt investments recorded with unrealized gain	¥ 72,485,000	¥ 59,241,000
Impairment loss on investments	0	0	¥ 0
Goodwill impairment loss	0	0	0
Contract costs	¥ 0	0
Uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Number of reportable segments | Segment	1
Total advertising expenses	¥ 1,693,744,000	¥ 1,565,549,000	¥ 775,234,000
Change in accounting principle accounting standards update adopted	true			true
Change in accounting principle accounting standards update adoption date	Jan. 01, 2025			Jan. 01, 2025
Accounting standards update [extensible enumeration]	us-gaap:AccountingStandardsUpdate202309Member
Change in accounting principle, accounting standards update, immaterial effect [true false]	true			true
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Operating Lease, Term	7 years			7 years
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%			3.00%
Small Scale VAT Payer Entities [Member] | Revenue on Sales [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%			3.00%
Simple VAT Collection [Member] | Non-academic Education Services [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%			3.00%
General VAT Payer Entities [Member] | Educational services [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%			6.00%
General VAT Payer Entities [Member] | Non-academic Education Services [Member] | Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%			3.00%
General VAT Payer Entities [Member] | Revenue on Sales [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	13.00%			13.00%
Revenue Benchmark
Summary of Significant Accounting Policies [Line Items]
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customer	0	0	0
CNY
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 671,515,000	¥ 1,057,129,000